Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2023
Trade and other current payables [abstract]
Accounts Payable and Accrued Liabilities
18. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities consist of:

	December 31, 2023	December 31, 2022
Trade accounts payable(1)	$198.2	$88.8
Royalty payables	30.1	20.9
Other accounts payable and accrued liabilities	144.2	111.2
Payroll and severance liabilities	85.0	66.6
Value added tax liabilities	9.6	8.5
Other tax payables	30.9	12.0
	$498.0	$308.0
(1)No interest is charged on the trade accounts payable ranging from 30 to 60 days from the invoice date. The Company has policies in place to ensure that all payables are paid within the credit terms.